Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 24 – LOSS PER SHARE

On February 8, 2024, the Company adopted dual class ordinary share structure. Pursuant to the Second Amended and Restated Memorandum and Articles of Association of the Company, at any general meeting every Member shall have one (1) vote for every Class A ordinary share and twenty (20) votes for every Class B ordinary share. Each Class B ordinary share shall be convertible, at the option of the holder thereof, at any time after the date of issuance of such share, at the office of the Company or any transfer agent for such shares, into one fully paid and non-assessable Class A ordinary share. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting rights and conversion rights. Therefore, the two-class method of computing the loss per share is not applicable.

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. The Company has determined that the redeemable non-controlling interests are participating securities as the preferred shares participate in retained earnings of Sunrise Guizhou.

The Company treats the entire measurement adjustment to redemption value of the redeemable non-controlling interest under ASC 480-10-S99-3A as being akin to a dividend, which affected in the calculation of loss available to ordinary shareholders of the Company used in the EPS calculation.

	For the years ended December 31,
	2025	2024	2023
Numerator:
Net loss	$(26,659,381)	$(17,981,164)	$(32,920,724)
Less: accretion to redemption value of redeemable non-controlling interests	-	1,792,027	3,920,454
foreign currency effect on redemption value of redeemable non-controlling interests	-	(808,100)	(605,597)
net loss attributable to non-controlling interests	(10,023,801)	(6,204,728)	(8,688,144)
Net loss attributable to ordinary shareholders	$(16,635,580)	$(12,760,363)	$(27,547,437)

Denominator:
Weighted average number of shares outstanding – basic and diluted	29,043,280	26,404,589	25,622,195
Loss per share – basic and diluted	(0.57)	(0.48)	(1.08)

The potentially dilutive securities that were not included in the calculation of dilutive net loss per share in those periods where their inclusion would be anti-dilutive include (i) restricted share units of 128,804, 184,133 and 813,609, and (ii) warrants of 149,028, nil and nil for the years ended December 31, 2025, 2024 and 2023, respectively.